Collaborations and Licensing Arrangements - Payments Made Under Arrangements (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Research And Development [Abstract]
Initial up-front and milestone payments	¥ 29,857	¥ 32,594	¥ 62,282
Acquisition of shares of collaboration and in- licensing partners	¥ 5,994	¥ 15,074	¥ 2,480